Intangible Assets - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) $ in Millions	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 9
2023	9
2024	9
2025	9
2026	$ 9